Notes Payable - Schedule of First Lien Term Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Line Items]
Notes payable, gross	$ 1,724,022
Unamortized deferred financing costs	(16,859)	$ (21,349)
Unamortized original issue discount	(25,690)	(31,992)
Net notes payable	1,681,473	1,801,661
Current portion of notes payable	31,606	31,606
Notes Payable - long-term	1,649,867	1,770,055
Term Loan
Long-Term Debt [Line Items]
Notes payable, gross	1,374,022	1,505,002
Unamortized deferred financing costs	(14,331)	(18,556)
Unamortized original issue discount	(12,635)	(16,361)
Net notes payable	1,347,056	1,470,085
Current portion of notes payable	31,606	31,606
Notes Payable - long-term	$ 1,315,450	$ 1,438,479